Investment Portfolio - March 31, 2021

(unaudited)

UNCONSTRAINED BOND SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS - 0.3%

Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Jonah Energy Parent LLC*2	85,915	$1,288,725
Lonestar Resources US, Inc.*	133,824	749,414

TOTAL COMMON STOCKS
(Identified Cost $4,370,787)		2,038,139

LOAN ASSIGNMENTS - 1.5%

American Axle & Manufacturing, Inc., Tranche B Term Loan, (1 mo. LIBOR US + 2.25%), 3.00%, 4/6/2024[3]	5,448,954	5,415,769
Tutor Perini Corp., Term Loan, (3 mo. LIBOR US + 5.00%), 6.00%, 8/18/2027[3]	4,975,000	5,024,750

TOTAL LOAN ASSIGNMENTS
(Identified Cost $10,318,680)		10,440,519

CORPORATE BONDS - 45.0%

Non-Convertible Corporate Bonds- 45.0%
Communication Services - 5.5%
Diversified Telecommunication Services - 2.0%
AT&T, Inc., 4.25%, 3/1/2027	2,000,000	2,246,502
Lumen Technologies, Inc., 7.50%, 4/1/2024	5,990,000	6,713,891
Verizon Communications, Inc., 4.272%, 1/15/2036	4,000,000	4,516,628
		13,477,021
Interactive Media & Services - 1.1%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[4]	6,650,000	7,219,705

Media - 1.7%
Beasley Mezzanine Holdings LLC, 8.625%, 2/1/2026[4]	1,545,000	1,552,725
DISH DBS Corp., 6.75%, 6/1/2021	5,518,000	5,555,936
NBCUniversal Media LLC, 6.40%, 4/30/2040	2,640,000	3,803,778
TEGNA, Inc., 4.625%, 3/15/2028	890,000	905,575
		11,818,014
Wireless Telecommunication Services - 0.7%
Sprint Corp., 7.25%, 9/15/2021	4,918,000	5,041,442

Total Communication Services		37,556,182

Consumer Discretionary - 2.3%
Automobiles - 1.1%
Ford Motor Co., 8.50%, 4/21/2023	4,000,000	4,460,000
Ford Motor Credit Co. LLC 3.219%, 1/9/2022	950,000	960,403

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Automobiles (continued)
Ford Motor Credit Co. LLC (continued)
2.979%, 8/3/2022	2,050,000	$2,080,750
		7,501,153
Household Durables - 0.7%
STL Holding Co. LLC, 7.50%, 2/15/2026[4]	3,195,000	3,322,800
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	1,278,000	1,412,190
		4,734,990
Internet & Direct Marketing Retail - 0.5%
Alibaba Group Holding Ltd.
(China), 4.00%, 12/6/2037	1,685,000	1,811,531
(China), 2.70%, 2/9/2041	1,775,000	1,607,108
		3,418,639
Total Consumer Discretionary		15,654,782

Consumer Staples - 0.6%
Food & Staples Retailing - 0.6%
C&S Group Enterprises LLC, 5.00%, 12/15/2028[4]	2,300,000	2,236,750
KeHE Distributors LLC - KeHE Finance Corp., 8.625%, 10/15/2026[4]	1,555,000	1,729,938

Total Consumer Staples		3,966,688

Energy - 7.8%
Oil, Gas & Consumable Fuels - 7.8%
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025[4]	6,800,000	6,358,000
DCP Midstream Operating LP
4.75%, 9/30/2021[4]	3,637,000	3,659,731
5.375%, 7/15/2025	2,000,000	2,167,250
Guara Norte Sarl (Brazil), 5.198%, 6/15/2034[4]	3,100,000	3,040,480
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	3,500,000	4,686,824
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/2026[4]	500,000	402,600
Navigator Holdings Ltd., 8.00%, 9/10/2025[4]	3,550,000	3,692,000
NGL Energy Partners LP - NGL Energy Finance Corp., 7.50%, 11/1/2023	2,095,000	2,021,675
Oasis Midstream Partners LP - OMP Finance Corp., 8.00%, 4/1/2029[4]	2,565,000	2,635,537
PetroTal Corp. (Peru), 12.00%, 2/16/2024[4]	3,400,000	3,400,000
Sabine Pass Liquefaction LLC, 5.75%, 5/15/2024	7,000,000	7,897,867
Talos Production, Inc., 12.00%, 1/15/2026[4]	3,510,000	3,429,972

Investment Portfolio - March 31, 2021

(unaudited)

UNCONSTRAINED BOND SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
The Williams Companies, Inc., 2.60%, 3/15/2031	3,550,000	$3,459,107
Tiger Holdco Pte Ltd. (India), 13.00% (8% Cash and 5% PIK, 13% PIK), 6/10/2023[4,5]	6,000,000	6,019,740

Total Energy		52,870,783

Financials - 13.5%
Banks - 3.8%
Bank of America Corp. 4.00%, 1/22/2025	7,000,000	7,647,993
(3 mo. LIBOR US + 0.760%), 0.944%, 9/15/2026[3]	3,561,000	3,525,641
Citigroup, Inc., 4.45%, 9/29/2027	3,700,000	4,166,772
JPMorgan Chase & Co., 8.00%, 4/29/2027	3,000,000	4,061,838
Lloyds Bank plc (United Kingdom), (3 mo. LIBOR US + 11.756%), 12.00%[4,6,7]	3,000,000	3,330,000
Popular, Inc. (Puerto Rico), 6.125%, 9/14/2023	3,053,000	3,297,240
		26,029,484
Capital Markets - 3.1%
Blackstone Secured Lending Fund, 2.75%, 9/16/2026[4]	1,850,000	1,837,194
Drawbridge Special Opportunities Fund LP - Drawbridge Special Opportunities Fin, 3.875%, 2/15/2026[4]	2,850,000	2,922,197
Gladstone Capital Corp., 5.125%, 1/31/2026	3,000,000	3,153,750
Owl Rock Technology Finance Corp.
4.75%, 12/15/2025[4]	2,280,000	2,437,504
3.75%, 6/17/2026[4]	3,000,000	3,066,585
PennantPark Floating Rate Capital Ltd., 4.25%, 4/1/2026	3,500,000	3,506,991
StoneX Group, Inc., 8.625%, 6/15/2025[4]	3,580,000	3,781,375
		20,705,596
Consumer Finance - 3.4%
Credit Acceptance Corp., 5.125%, 12/31/2024[4]	3,017,000	3,077,340
Navient Corp.
6.625%, 7/26/2021	3,717,000	3,786,694
7.25%, 1/25/2022	1,050,000	1,088,063
5.50%, 1/25/2023	2,417,000	2,507,637
6.75%, 6/25/2025	3,050,000	3,313,062
PRA Group, Inc., 7.375%, 9/1/2025[4]	3,570,000	3,819,900
SLM Corp., 5.125%, 4/5/2022	5,336,000	5,456,060
		23,048,756

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services - 1.0%
Burford Capital Global Finance LLC, 6.25%, 4/15/2028[4]	2,000,000	$2,050,000
FS Energy & Power Fund, 7.50%, 8/15/2023[4]	3,085,000	3,100,425
Oxford Finance LLC - Oxford Finance Co-Issuer II, Inc., 6.375%, 12/15/2022[4]	1,695,000	1,720,086
		6,870,511
Insurance - 0.5%
Genworth Mortgage Holdings, Inc., 6.50%, 8/15/2025[4]	3,340,000	3,609,288

Mortgage Real Estate Investment Trusts (REITS) - 1.3%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 5.25%, 10/1/2025[4]	3,560,000	3,560,000
Starwood Property Trust, Inc.
5.00%, 12/15/2021	2,150,000	2,179,562
4.75%, 3/15/2025	2,850,000	2,959,098
		8,698,660
Thrifts & Mortgage Finance - 0.4%
MGIC Investment Corp., 5.25%, 8/15/2028	2,405,000	2,504,206
Radian Group, Inc., 4.875%, 3/15/2027	440,000	461,450
		2,965,656
Total Financials		91,927,951

Industrials - 7.9%
Airlines - 2.3%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[4]	5,944,316	6,600,597
Southwest Airlines Co., 5.25%, 5/4/2025	3,000,000	3,412,250
United Airlines Pass-Through Trust, Series 2019-2, Class B, 3.50%, 5/1/2028	2,533,364	2,464,852
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.60%, 3/1/2026	3,335,931	3,373,694
		15,851,393
Commercial Services & Supplies - 0.5%
CPI CG, Inc., 8.625%, 3/15/2026[4]	3,540,000	3,709,177

Construction & Engineering - 1.0%
Fluor Corp., 3.50%, 12/15/2024	6,362,000	6,548,877

Electrical Equipment - 0.1%
EnerSys, 4.375%, 12/15/2027[4]	305,000	311,863

Marine - 2.2%
American Tanker, Inc. (Norway), 7.75%, 7/2/2025	5,590,000	5,700,656

Investment Portfolio - March 31, 2021

(unaudited)

UNCONSTRAINED BOND SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Marine (continued)
Danaos Corp. (Greece), 8.50%, 3/1/2028[4]	2,000,000	$2,137,500
Seaspan Corp. (Hong Kong), 6.50%, 2/5/2024[4]	7,000,000	7,227,500
		15,065,656
Road & Rail - 0.3%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[7]	1,500,000	1,718,712

Trading Companies & Distributors - 1.5%
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[4]	1,500,000	1,566,960
Avolon Holdings Funding Ltd. (Ireland), 3.25%, 2/15/2027[4]	9,000,000	8,921,698
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 8/1/2027[4]	20,000	22,775
		10,511,433
Total Industrials		53,717,111

Materials - 1.9%
Metals & Mining - 1.9%
Copper Mountain Mining Corp. (Canada), 8.00%, 4/9/2026	6,800,000	6,630,000
IAMGOLD Corp. (Burkina Faso), 5.75%, 10/15/2028[4]	2,475,000	2,506,680
Infrabuild Australia Pty Ltd. (Australia), 12.00%, 10/1/2024[4]	3,425,000	3,425,000
Joseph T Ryerson & Son, Inc., 8.50%, 8/1/2028[4]	580,000	649,600
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022[8,9]	5,870,000	587

Total Materials		13,211,867

Real Estate - 3.8%
Equity Real Estate Investment Trusts (REITS) - 3.8%
American Tower Corp., 3.80%, 8/15/2029	8,250,000	8,976,609
Camden Property Trust, 2.80%, 5/15/2030	3,225,000	3,305,957
Crown Castle International Corp.
3.10%, 11/15/2029	5,000,000	5,148,367
3.30%, 7/1/2030	1,850,000	1,931,486
HAT Holdings I LLC - HAT Holdings II LLC, 3.75%, 9/15/2030[4]	240,000	231,000
SBA Tower Trust
2.836%, 1/15/2025[4]	3,500,000	3,670,816
1.884%, 1/15/2026[4]	2,750,000	2,738,341
		26,002,576

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Real Estate Management & Development - 0.0%##
Realogy Group LLC - Realogy Co-Issuer Corp., 5.75%, 1/15/2029[4]	130,000	$128,213

Total Real Estate		26,130,789

Utilities - 1.7%
Electric Utilities - 1.7%
Alexander Funding Trust, 1.841%, 11/15/2023[4]	10,000,000	10,152,599
Talen Energy Supply LLC, 6.50%, 6/1/2025	1,450,000	1,164,531

Total Utilities		11,317,130

TOTAL CORPORATE BONDS
(Identified Cost $305,325,333)		306,353,283

ASSET-BACKED SECURITIES - 30.2%
AMSR Trust, Series 2020-SFR4, Class A, 1.355%, 11/17/2037[4]	4,833,000	4,798,177
Business Jet Securities LLC, Series 2021-1A, Class A, 2.162%, 4/15/2036[4]	5,650,000	5,632,799
Cazenovia Creek Funding II LLC, Series 2018-1A, Class A, 3.561%, 7/15/2030[4]	1,594,278	1,601,834
CF Hippolyta LLC
Series 2020-1, Class A1, 1.69%, 7/15/2060[4]	3,912,953	3,941,318
Series 2020-1, Class B1, 2.28%, 7/15/2060[4]	1,908,758	1,940,187
CLI Funding VIII LLC, Series 2021-1A, Class A, 1.64%, 2/18/2046[4]	6,700,000	6,543,023
College Ave Student Loans LLC, Series 2021-A, Class A2, 1.60%, 7/25/2051[4]	3,000,000	2,964,651
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[4]	3,738,579	3,835,409
CoreVest American Finance Trust
Series 2019-1, Class A, 3.324%, 3/15/2052[4]	4,837,820	5,137,481
Series 2019-3, Class A, 2.705%, 10/15/2052[4]	2,796,986	2,913,152
Series 2020-3, Class A, 1.358%, 8/15/2053[4]	1,962,804	1,934,573
Series 2020-4, Class A, 1.174%, 12/15/2052[4]	1,232,923	1,215,852
Credit Acceptance Auto Loan Trust
Series 2018-2A, Class A, 3.47%, 5/17/2027[4]	399,454	399,944
Series 2019-1A, Class A, 3.33%, 2/15/2028[4]	3,590,099	3,638,006
Series 2021-2A, Class C, 1.64%, 6/17/2030[4]	3,800,000	3,770,109

Investment Portfolio - March 31, 2021

(unaudited)

UNCONSTRAINED BOND SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

DataBank Issuer, Series 2021-1A, Class A2, 2.06%, 2/27/2051[4]	5,200,000	$5,154,848
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A, 3.58%, 11/25/2038[4,10]	2,973,494	3,089,727
EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A, 1.80%, 11/25/2045[4]	2,750,000	2,721,216
GoldentTree Loan Management U.S. CLO 1 Ltd., Series 2021-9A, Class A, (3 mo. LIBOR US + 1.070%) (Cayman Islands), 1.195%, 1/20/2033[3,4]	6,000,000	6,001,884
Goodgreen Trust, Series 2020-1A, Class A, 2.63%, 4/15/2055[4].	4,729,979	4,858,179
Hertz Fleet Lease Funding LP, Series 2018-1, Class A2, 3.23%, 5/10/2032[4].	2,095,947	2,099,199
Invitation Homes Trust
Series 2017-SFR2, Class A, (1 mo. LIBOR US + 0.850%), 0.958%, 12/17/2036[3,4]	447,956	448,446
Series 2017-SFR2, Class B, (1 mo. LIBOR US + 1.150%), 1.258%, 12/17/2036[3,4]	400,000	400,752
Laurel Road Prime Student Loan Trust, Series 2019-A, Class A2FX, 2.73%, 10/25/2048[4]	1,263,487	1,291,826
Marlette Funding Trust, Series 2019-2A, Class A, 3.13%, 7/16/2029[4]	668,659	673,459
Navient Private Education Loan Trust
Series 2014-1, Class A3, (1 mo. LIBOR US + 0.510%), 0.619%, 6/25/2031[3]	5,108,907	5,070,479
Series 2015-BA, Class A3, (1 mo. LIBOR US + 1.450%), 1.556%, 7/16/2040[3,4]	2,740,802	2,782,560
Series 2017-2A, Class A, (1 mo. LIBOR US + 1.050%), 1.159%, 12/27/2066[3,4]	3,522,439	3,567,285
Series 2019-EA, Class A1, 2.39%, 5/15/2068[4]	180,209	180,304
Series 2020-1A, Class A1B, (1 mo. LIBOR US + 1.050%), 1.159%, 6/25/2069[3,4]	2,865,664	2,925,390
Series 2020-GA, Class A, 1.17%, 9/16/2069[4]	1,338,930	1,343,968
Series 2021-1A, Class A1A, 1.31%, 12/26/2069[4]	7,000,000	6,850,064
Series 2021-A, Class A, 0.84%, 5/15/2069[4]	1,983,142	1,976,669
Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class B, (3 mo. LIBOR US + 1.400%) (Cayman Islands), 1.588%, 4/16/2033[3,4]	4,200,000	4,200,865
NYCTL Trust, Series 2018-A, Class A, 3.22%, 11/10/2031[4]	283,078	283,786

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

OCP CLO Ltd., Series 2020-8RA, Class A1, (3 mo. LIBOR US + 1.220%) (Cayman Islands), 1.440%, 1/17/2032[3,4]	3,500,000	$3,501,368
Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A1A, (3 mo. LIBOR US + 0.960%) (Cayman Islands), 1.183%, 4/16/2031[3,4]	8,000,000	8,001,272
Oxford Finance Funding LLC
Series 2019-1A, Class A2, 4.459%, 2/15/2027[4]	7,235,000	7,492,630
Series 2020-1A, Class A2, 3.101%, 2/15/2028[4]	6,300,000	6,506,451
Series 2020-1A, Class B, 4.037%, 2/15/2028[4]	3,700,000	3,821,614
Progress Residential Trust
Series 2019-SFR2, Class A, 3.147%, 5/17/2036[4]	8,543,743	8,737,186
Series 2019-SFR4, Class A, 2.687%, 10/17/2036[4]	3,800,000	3,894,086
SMB Private Education Loan Trust
Series 2014-A, Class A3, (1 mo. LIBOR US + 1.500%), 1.606%, 4/15/2032[3,4]	4,545,000	4,598,724
Series 2019-B, Class A2A, 2.84%, 6/15/2037[4]	4,249,221	4,421,805
Series 2020-B, Class A1A, 1.29%, 7/15/2053[4]	2,539,349	2,544,093
SoFi Consumer Loan Program LLC
Series 2017-4, Class A, 2.50%, 5/26/2026[4]	12,838	12,857
Series 2019-1, Class A, 3.24%, 2/25/2028[4]	313,699	314,999
Series 2019-2, Class A, 3.01%, 4/25/2028[4]	566,239	570,339
Series 2019-3, Class A, 2.90%, 5/25/2028[4]	450,186	453,806
SoFi Professional Loan Program LLC
Series 2016-C, Class A2B, 2.36%, 12/27/2032[4]	133,459	134,962
Series 2017-F, Class A2FX, 2.84%, 1/25/2041[4]	456,342	467,004
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.877%, 3/26/2046[4]	3,400,000	3,375,030
Store Master Funding I-VII and XIV, Series 2019-1, Class A1, 2.82%, 11/20/2049[4]	2,431,391	2,472,514
Tax Ease Funding LLC, Series 2016-1A, Class A, 3.131%, 6/15/2028[4]	82,981	83,160
TCI-Flatiron CLO Ltd., Series 2016- 1A, Class CR2, (3 mo. LIBOR US + 2.200%) (Cayman Islands), 2.436%, 1/17/2032[3,11]	2,500,000	2,495,825

Investment Portfolio - March 31, 2021

(unaudited)

UNCONSTRAINED BOND SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

Textainer Marine Containers VII Ltd., Series 2021-1A, Class A (China), 1.68%, 2/20/2046[4]	6,556,000	$6,360,882
Towd Point Mortgage Trust
Series 2016-5, Class A1, 2.50%, 10/25/2056[4,10]	773,876	788,701
Series 2017-1, Class A1, 2.75%, 10/25/2056[4,10]	2,445,315	2,487,003
Series 2018-2, Class A1, 3.25%, 3/25/2058[4,10]	1,126,194	1,174,189
Series 2019-HY1, Class A1, (1 mo. LIBOR US + 1.000%), 1.109%, 10/25/2048[3,4]	2,615,924	2,635,455
Tricon American Homes, Series 2020-SFR1, Class C, 2.249%, 7/17/2038[4]	2,500,000	2,496,362
Trinity Rail Leasing 2018 LLC, Series 2020-1A, Class A, 1.96%, 10/17/2050[4]	2,854,151	2,854,224
Triton Container Finance VIII LLC, Series 2021-1A, Class A, 1.86%, 3/20/2046[4]	6,600,000	6,437,661
Vantage Data Centers LLC, Series 2020-1A, Class A2, 1.645%, 9/15/2045[4]	6,500,000	6,502,222
Vertical Bridge Holdings LLC, Series 2020-2A, Class A, 2.636%, 9/15/2050[4]	4,000,000	4,004,521

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $204,594,307)		205,828,366

COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.6%

CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[4,10]	394,922	402,091
Citigroup Commercial Mortgage Trust, Series 2019-SST2, Class A, (1 mo. LIBOR US + 0.920%), 1.026%, 12/15/2036[3,4]	7,000,000	7,002,204
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1, 2.13%, 2/25/2043[4,10]	224,223	226,950
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	739,448	765,744
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A, 3.144%, 12/10/2036[4]	4,480,000	4,710,811
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K014, Class X1 (IO), 1.462%, 4/25/2021[10]	358,569	4
Series K016, Class X1 (IO), 1.482%, 10/25/2021[10]	4,125,695	6,512
Series K017, Class X1 (IO), 1.285%, 12/25/2021[10]	29,388,760	105,902
Series K021, Class X1 (IO), 1.400%, 6/25/2022[10]	15,894,905	178,265
Series K030, Class X1 (IO), 0.166%, 4/25/2023[10]	53,166,086	161,465

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Freddie Mac Multifamily Structured
Pass-Through Certificates (continued)
Series K032, Class X1 (IO), 0.088%, 5/25/2023[10]	31,299,773	$70,644
Series K106, Class X1 (IO), 1.355%, 1/25/2030[10]	53,925,350	5,586,165
Freddie Mac REMICS
Series 4791, Class BA, 4.00%, 3/15/2044	512,137	515,588
Series 4801, Class BA, 4.50%, 5/15/2044	112,364	112,605
FREMF Mortgage Trust
Series 2013-K28, Class X2A (IO), 0.10%, 6/25/2046[4]	82,526,628	111,989
Series 2014-K716, Class B, 3.903%, 8/25/2047[4,10]	2,550,000	2,562,364
Series 2015-K42, Class B, 3.851%, 12/25/2024[4,10]	1,900,000	2,041,622
Series 2015-K43, Class B, 3.733%, 2/25/2048[4,10]	1,500,000	1,614,947
Series 2018-K156, Class B, 4.068%, 7/25/2036[4,10]	4,000,000	3,488,086
Series 2018-K159, Class B, 4.361%, 11/25/2033[4,10]	3,500,000	3,656,388
GS Mortgage Securities Corp. Trust, Series 2021-RENT, Class B, (1 mo. LIBOR US + 1.100%), 1.211%, 11/21/2035[3,4]	4,000,000	3,999,999
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A3, 4.070%, 11/15/2043[4]	184,532	184,994
JP Morgan Mortgage Trust
Series 2013-1, Class 1A2, 3.00%, 3/25/2043[4,10]	168,544	170,754
Series 2013-2, Class A2, 3.50%, 5/25/2043[4,10]	173,710	176,787
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[4,10]	428,293	437,878
Metlife Securitization Trust, Series 2019-1A, Class A, 3.75%, 4/25/2058[4,10]	1,346,386	1,416,032
New Residential Mortgage Loan Trust
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[4,10]	400,222	426,271
Series 2015-2A, Class A1, 3.75%, 8/25/2055[4,10]	580,648	615,599
Series 2019-2A, Class A1, 4.25%, 12/25/2057[4,10]	3,006,990	3,189,716
PSMC Trust, Series 2019-3, Class A3, 3.50%, 11/25/2049[4,10]	465,181	465,811
Sequoia Mortgage Trust
Series 2013-2, Class A, 1.874%, 2/25/2043[10]	271,393	272,326
Series 2013-6, Class A2, 3.00%, 5/25/2043[10]	2,519,921	2,539,766
Series 2013-7, Class A2, 3.00%, 6/25/2043[10]	226,395	228,583

Investment Portfolio - March 31, 2021

(unaudited)

UNCONSTRAINED BOND SERIES	SHARES/ PRINCIPAL AMOUNT[1]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust (continued)
Series 2013-8, Class A1, 3.00%, 6/25/2043[10]		288,377	$291,323
Series 2020-1, Class A4, 3.50%, 2/25/2050[4,10]		963,288	969,305
Starwood Retail Property Trust, Series 2014-STAR, Class A, (1 mo. LIBOR US + 1.470%), 1.576%, 11/15/2027[3,4]		1,777,115	1,306,179
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[4,10]		3,112,869	3,129,401
Toorak Mortgage Corp. Ltd., Series 2019-1, Class A1, 4.535%, 3/25/2022[4,12]		5,000,000	5,054,308
Waikiki Beach Hotel Trust, Series 2019-WBM, Class A, (1 mo. LIBOR US + 1.050%), 1.156%, 12/15/2033[3,4]		7,000,000	6,991,520
WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/2045[4,10]		191,288	195,796

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $61,308,601)			65,382,694

FOREIGN GOVERNMENT BONDS - 2.3%

Brazilian Government International Bond (Brazil), 4.25%, 1/7/2025		1,300,000	1,389,037
Mexican Government Bond (Mexico), 6.50%, 6/9/2022.	MXN	126,000,000	6,286,222
Mexico Government International Bond (Mexico), 4.125%, 1/21/2026		1,800,000	1,998,702
Republic of Italy Government International Bond (Italy), 2.375%, 10/17/2024.		4,500,000	4,695,573
Saudi Government International Bond (Saudi Arabia), 2.90%, 10/22/2025[4]		1,000,000	1,060,002

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $18,124,786)			15,429,536

MUNICIPAL BONDS - 0.6%
Hawaii, Series GC, G.O. Bond, 2.632%, 10/1/2037
(Identified Cost $4,071,183)		3,905,000	3,914,763

MUTUAL FUNDS - 5.6%
iShares J.P. Morgan USD Emerging Markets Bond ETF		180,900	19,696,392

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

MUTUAL FUNDS (continued)

VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	609,000	$18,684,120

TOTAL MUTUAL FUNDS
(Identified Cost $40,615,115)		38,380,512

U.S. GOVERNMENT AGENCIES - 0.7%

Mortgage-Backed Securities - 0.7%
Fannie Mae
Pool #888468, UMBS, 5.50%, 9/1/2021	1,250	1,251
Pool #995233, UMBS, 5.50%, 10/1/2021	9	10
Pool #888017, UMBS, 6.00%, 11/1/2021	864	868
Pool #995329, UMBS, 5.50%, 12/1/2021	1,104	1,109
Pool #888136, UMBS, 6.00%, 12/1/2021	1,672	1,683
Pool #888810, UMBS, 5.50%, 11/1/2022	2,938	2,949
Pool #AD0462, UMBS, 5.50%, 10/1/2024	7,755	8,150
Pool #MA0115, UMBS, 4.50%, 7/1/2029	47,051	51,629
Pool #MA1834, UMBS, 4.50%, 2/1/2034	180,138	199,039
Pool #918516, UMBS, 5.50%, 6/1/2037	68,179	80,048
Pool #889624, UMBS, 5.50%, 5/1/2038	112,953	132,800
Pool #995876, UMBS, 6.00%, 11/1/2038	308,721	368,032
Pool #AD0307, UMBS, 5.50%, 1/1/2039	112,150	131,853
Pool #AA7236, UMBS, 4.00%, 6/1/2039	524,509	577,875
Pool #AW5338, UMBS, 4.50%, 6/1/2044	710,770	799,752
Pool #AS3878, UMBS, 4.50%, 11/1/2044	574,343	641,609
Pool #BE7845, UMBS, 4.50%, 2/1/2047	200,563	220,566
Freddie Mac
Pool #G12610, 6.00%, 3/1/2022	3,054	3,087
Pool #G12655, 6.00%, 5/1/2022	2,406	2,434
Pool #G12988, 6.00%, 1/1/2023	3,268	3,354
Pool #G13078, 6.00%, 3/1/2023	4,765	4,885
Pool #G13331, 5.50%, 10/1/2023	2,945	3,040
Pool #C91359, 4.50%, 2/1/2031	125,162	138,026
Pool #D98711, 4.50%, 7/1/2031	353,608	389,960
Pool #C91746, 4.50%, 12/1/2033	290,270	320,818
Pool #G07655, 5.50%, 12/1/2035	289,157	338,472
Pool #G04176, 5.50%, 5/1/2038	128,443	151,072

Investment Portfolio - March 31, 2021

(unaudited)

UNCONSTRAINED BOND SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac (continued)
Pool #A78227, 5.50%, 6/1/2038	150,402	$176,510
Pool #G05900, 6.00%, 3/1/2040	47,137	55,528

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $4,493,287)		4,806,409

SHORT-TERM INVESTMENT - 2.7%

Dreyfus Government Cash Management, Institutional Shares, 0.03%[13]
(Identified Cost $18,636,541)	18,636,541	18,636,541

TOTAL INVESTMENTS -98.5%
(Identified Cost $671,858,620)		671,210,762
OTHER ASSETS, LESS LIABILITIES - 1.5%		10,306,812
NET ASSETS - 100%		$681,517,574

FUTURES CONTRACTS: LONG POSITIONS OPEN AT MARCH 31, 2021
CONTRACTS PURCHASED	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE[1]	VALUE/UNREALIZED APPRECIATION/ (DEPRECIATION)
559	EURO-BUND	Eurex	June 2021	112,280,771	$27,247
2,750	90 Day Euro Dollar	Eurex	September 2023	680,418,750	(793,500)
TOTAL LONG POSITIONS					$(766,253)

FUTURES CONTRACTS: SHORT POSITIONS OPEN AT MARCH 31, 2021
CONTRACTS SOLD	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE[1]	VALUE/UNREALIZED APPRECIATION
203	Euro-BUXL (30 Year)	Eurex	June 2021	49,049,491	$438,072
85	U.S. Treasury Notes (10 Year)	CBOT	June 2021	11,129,688	279,399
55	U.S. Ultra Treasury Bonds (10 Year)	CBOT	June 2021	7,902,813	277,897
2,750	90 Day Euro Dollar	Eurex	September 2022	684,956,250	346,625
TOTAL SHORT POSITIONS					$1,341,993

CBOT - Chicago Board of Trade

CLO - Collateralized Loan Obligation

ETF - Exchange-Traded Fund

EUREX - Eurex Exchange

G.O. Bond - General Obligation Bond

IO - Interest only

LIBOR - London Interbank Offered Rate

MXN - Mexican Peso

No. - Number

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

## Less than 0.1%.

Investment Portfolio - March 31, 2021

(unaudited)

1Amount is stated in USD unless otherwise noted.

2Security has been valued using significant unobservable inputs.

3Floating rate security. Rate shown is the rate in effect as of March 31, 2021.

4Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2021 was $394,882,057, which represented 57.9% of the Series’ Net Assets.

5Represents a Payment-in-Kind bond.

6Security is perpetual in nature and has no stated maturity date.

7Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of March 31, 2021.

8Issuer filed for bankruptcy and/or is in default of interest payments.

9Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The security was acquired on dates between October 6, 2017 and October 10, 2017 and on September 12, 2019 at an aggregate cost of $4,353,936. The value of the security at March 31, 2021 was $587, or less than 0.1% of the Series’ Net Assets.

10Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of March 31, 2021.

11Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The security was acquired on December 22, 2020 at a cost of $2,500,000. The value of the security at March 31, 2021 was $2,495,825, or 0.4% of the Series’ Net Assets.

12Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of March 31, 2021.

13Rate shown is the current yield as of March 31, 2021.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2021 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Energy	$2,038,139	$749,414	$—	$1,288,725
Debt securities:
Loan Assignments	10,440,519	—	10,440,519	—
U.S. Treasury and other U.S. Government agencies	4,806,409	—	4,806,409	—
States and political subdivisions (municipals)	3,914,763	—	3,914,763	—
Corporate debt:
Communication Services	37,556,182	—	37,556,182	—
Consumer Discretionary	15,654,782	—	15,654,782	—
Consumer Staples	3,966,688	—	3,966,688	—
Energy	52,870,783	—	52,870,783	—
Financials	91,927,951	—	91,927,951	—
Industrials	53,717,111	—	53,717,111	—
Materials	13,211,867	—	13,211,867	—

Investment Portfolio - March 31, 2021

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Real Estate	$26,130,789	$—	$26,130,789	$—
Utilities	11,317,130	—	11,317,130	—
Asset-backed securities	205,828,366	—	205,828,366	—
Commercial mortgage-backed securities	65,382,694	—	65,382,694	—
Foreign government bonds	15,429,536	—	15,429,536	—
Mutual funds	38,380,512	38,380,512	—	—
Short-Term Investment	18,636,541	18,636,541	—	—
Other financial instruments:*
Interest rate contracts	1,369,240	1,369,240	—	—
Total assets	672,580,002	59,135,707	612,155,570	1,288,725
Liabilities:
Other financial instruments:*
Interest rate contracts	(793,500)	(793,500)	—	—
Total liabilities	(793,500)	(793,500)	—	—
Total	$671,786,502	$58,342,207	$612,155,570	$1,288,725

*Other financial instruments are futures (Level 1). Futures are valued at the unrealized appreciation (depreciation) on the instrument.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.